Regulatory Matters (AES Indiana) (Q1)	12 Months Ended
Dec. 31, 2023
Entity Information [Line Items]
Regulatory Assets and Liabilities

2. REGULATORY MATTERS

General

AES Indiana is subject to regulation by the IURC as to its services and facilities, the valuation of property, the construction, purchase, or lease of electric generating facilities, the classification of accounts, rates of depreciation, retail rates and charges, the issuance of securities (other than evidences of indebtedness payable less than twelve months after the date of issue), the acquisition and sale of some public utility properties or securities and certain other matters.

In addition, AES Indiana is subject to the jurisdiction of the FERC with respect to, among other things, short-term borrowings not regulated by the IURC, the sale of electricity at wholesale, the transmission of electric energy in interstate commerce, the classification of accounts, reliability standards, and the acquisition and sale of utility property in certain circumstances as provided by the Federal Power Act. As a regulated entity, AES Indiana is required to use certain accounting methods prescribed by regulatory bodies which may differ from those accounting methods required to be used by unregulated entities.

AES Indiana is also affected by the regulatory jurisdiction of the EPA at the federal level, and the IDEM at the state level. Other significant regulatory agencies affecting AES Indiana include, but are not limited to, the NERC, the U.S. Department of Labor and the IOSHA.

Basic Rates and Charges

Our basic rates and charges represent the largest component of our annual revenue. Our basic rates and charges are determined after giving consideration, on a pro-forma basis, to all allowable costs for ratemaking purposes including a fair return on the fair value of the utility property used and useful in providing service to customers. These basic rates and charges are set and approved by the IURC after public hearings. Such proceedings, which have occurred at irregular intervals, involve AES Indiana, the IURC, the Indiana Office of Utility Consumer Counselor, and other interested stakeholders. Pursuant to statute, the IURC is to conduct a periodic review of the basic rates and charges of all Indiana utilities at least once every four years, but the IURC has the authority to review the rates of any Indiana utility at any time. Once set, the basic rates and charges authorized do not assure the realization of a fair return on the fair value of property.

Our declining block rate structure generally provides for residential and commercial customers to be charged a lower per kWh rate at higher consumption levels. Therefore, as volumes increase, the weighted average price per kWh decreases. Numerous factors including, but not limited to, weather, inflation, customer growth and usage, the level of actual operating and maintenance expenditures, fuel costs, generating unit availability, and capital expenditures including those required by environmental regulations can affect the return realized.

Regulatory Rate Review and Base Rate Orders

AES Indiana filed a petition with the IURC on June 28, 2023, for authority to increase its basic rates and charges to cover the rising operational costs and needs associated with continuing to serve its customers safely and reliably. The factors leading to AES Indiana’s first base rate increase request in five years include inflationary impacts on operations and maintenance expenses, investments in the transmission and distribution systems, and modernization of its customer systems. AES Indiana is also seeking recovery of increased costs to support its vegetation management plan, which covers the removal of overhang and tree trimming in its service territory. AES Indiana also seeks to better align depreciation expense with the period in which the generation plants provide service to customers and remove operational costs of the retired Petersburg units from rates. On November 22, 2023, AES Indiana entered into a unanimous stipulation and settlement agreement (the “settlement”) with the OUCC and the intervening parties which, if approved by the IURC, would increase its annual revenue requirement by $73 million. AES Indiana expects to receive an order from the IURC and place new rates into effect by the end of the second quarter of 2024.

On October 31, 2018, the IURC issued an order approving an uncontested settlement agreement previously filed with the IURC by AES Indiana for a $43.9 million, or 3.2%, increase to annual revenue (the “2018 Base Rate Order”). The 2018 Base Rate Order includes recovery through rates of the CCGT at Eagle Valley completed in the first half of 2018, as well as other construction projects and changes to operating income since the 2016 Base Rate Order. New basic rates and charges became effective on December 5, 2018. The 2018 Base Rate Order provides that annual wholesale margins earned above (or below) the benchmark of $16.3 million shall be passed back (or charged) to customer rates through a rate adjustment mechanism. Similarly, the 2018 Base Rate Order provides that all capacity sales above (or below) a benchmark of $11.3 million shall be passed back (or charged) to customer rates through a rate adjustment mechanism.

FAC and Authorized Annual Jurisdictional Net Operating Income

AES Indiana may apply to the IURC for a change in AES Indiana’s fuel charge every three months to recover AES Indiana’s estimated fuel costs, including the energy portion of purchased power costs, which may be above or below the levels included in AES Indiana’s basic rates and charges. AES Indiana must present evidence in each FAC proceeding that it has made every reasonable effort to acquire fuel and generate or purchase power or both so as to provide electricity to its retail customers at the lowest fuel cost reasonably possible.

Independent of the IURC’s ability to review basic rates and charges, Indiana law requires electric utilities under the jurisdiction of the IURC to meet operating expense and income test requirements as a condition for approval of requested changes in the FAC. A utility may be unable to recover all of its fuel costs if its rolling twelve-month operating income, determined at quarterly measurement dates, exceeds its authorized annual jurisdictional net operating income and there are not sufficient applicable cumulative net operating income deficiencies (“Cumulative Deficiencies”) to offset it. The Cumulative Deficiencies calculation provides that only five years’ worth of historical earnings deficiencies or surpluses are included, unless it has been greater than five years since the most recent rate case.

In calendar years 2021 and 2022, AES Indiana reported earnings in excess of the authorized level for certain quarterly reporting periods in those years. AES Indiana has not reported earnings in excess of the authorized level for any FAC periods in the calendar year 2023. Prior to 2020, AES Indiana was not required to reduce its fuel cost recovery because of its Cumulative Deficiencies. During 2020, AES Indiana’s Cumulative Deficiencies dropped to zero. AES Indiana recorded a reduction to revenue of $0.0 million, $0.3 million and $5.5 million in 2023, 2022 and 2021, respectively. As of the FAC period ending with the twelve months of October 31, 2023, AES Indiana has Cumulative Deficiencies; therefore, AES will not be required to reduce its fuel cost recovery for future earnings in excess of the authorized level until there are no longer Cumulative Deficiencies.

ECCRA

AES Indiana may apply to the IURC for approval of a rate adjustment known as the ECCRA periodically to recover costs (including a return) to comply with certain environmental regulations applicable to AES Indiana’s generating stations and to recover certain investments in renewable and battery storage projects. The total amount of AES Indiana’s environmental equipment and renewable projects approved for ECCRA recovery as of December 31, 2023 was $129.7 million. The jurisdictional revenue requirement approved by the IURC to be included in AES Indiana’s rates for the twelve-month period ending February 2024 is a net cost to customers of $8.9 million.

DSM

Through various rate orders from the IURC, AES Indiana has been able to recover its costs of implementing various DSM programs throughout the periods covered by this report. In 2023, 2022 and 2021, AES Indiana also had the ability to receive performance incentives, dependent upon the level of success of the programs. Performance incentives included in rates for the years ended December 31, 2023, 2022 and 2021 were $2.7 million, $8.3 million and $7.2 million, respectively.

On December 29, 2020, the IURC approved a settlement agreement establishing a new three year DSM plan for AES Indiana through 2023. The approval included cost recovery of programs as well as performance incentives, depending on the level of success of the programs. The order also approved recovery of lost revenue, consistent with the provisions of the settlement agreement.

AES Indiana filed a petition with the IURC on May 26, 2023 asking for approval of a one year DSM interim plan. On December 27, 2023, the IURC approved a one-year DSM plan for AES Indiana through 2024. The approval included cost recovery of programs as well as performance incentives, depending on the level of success of the programs. The order also approved recovery of lost revenue, consistent with the provisions of the settlement agreement.

Wind and Solar Power Purchase Agreements

We are currently committed under a power purchase agreement to purchase all wind-generated electricity through 2029 from a wind project in Indiana (“Hoosier Wind Project”). On July 28, 2023, AES Indiana executed the Purchase Agreement and is currently in the process of acquiring this project. The existing power purchase agreement will be terminated upon closing (see “IRP Filings and Replacement Generation—Hoosier Wind Project” below for further information). We are also committed under another agreement to purchase all wind-generated electricity through 2031 from a project in Minnesota. The Indiana project has a maximum output capacity of approximately 100 MW and the Minnesota project has a maximum output capacity of approximately 200 MW. In addition, we have 94.5 MW of solar-generated electricity in our service territory under long-term contracts (these long-term contracts have expiration dates ranging from 2026 to 2033), of which 94.0 MW was in operation as of December 31, 2023. We have authority from the IURC to recover the costs for all of these agreements through an adjustment mechanism administered within the FAC. If and when AES Indiana sells the renewable energy attributes (in the form of renewable energy credits) generated from these facilities, the proceeds would pass back to benefit AES Indiana’s retail customers through the FAC.

TDSIC

In 2013, Senate Enrolled Act 560, the Transmission, Distribution, and Storage System Improvement Charge (“TDSIC”) statute, was signed into law. The TDSIC statute was revised in 2019. Among other provisions, this legislation provides for cost recovery outside of a base rate proceeding for new or replacement electric and gas transmission, distribution, and storage projects that a public utility undertakes for the purposes of safety, reliability, system modernization, or economic development. Provisions of the TDSIC statute require that, among other things, requests for recovery include a plan of at least five years and not more than seven for eligible investments. The first eighty percent of eligible costs can be recovered using a periodic rate adjustment mechanism. The cost recovery mechanism is referred to as a TDSIC mechanism. Recoverable costs include a return on, and of, the investment, including AFUDC, post-in-service carrying charges, operation and maintenance expenses, depreciation and property taxes. The remaining twenty percent of recoverable costs are to be deferred for future recovery in the public utility’s next base rate case. The periodic rate adjustment mechanism is capped at an annual increase of no more than two percent of total retail revenue.

On March 4, 2020, the IURC issued an order approving the projects in a seven-year TDSIC Plan for eligible transmission, distribution and storage system improvements totaling $1.2 billion from 2020 through 2026. Beginning in June 2020, AES Indiana files an annual TDSIC rate adjustment for a return on and of investments through March 31 with rates requested to be effective each November. Annual TDSIC plan update filings are required to be staggered by six months as ordered by the IURC and are filed each December. The total amount of AES Indiana’s equipment net of depreciation, including carrying costs, approved for TDSIC recovery as of December 31, 2023 was $399.6 million. The jurisdictional revenue requirement approved by the IURC to be included in AES Indiana’s rates for the twelve-month period ending October 2024 is a net cost to customers of $56.5 million.

IRP Filings and Replacement Generation

Electric utilities in Indiana are required to submit Integrated Resource Plans (IRPs) every three years. The IRPs are subject to a rigorous stakeholder process. IRPs describe how the utility plans to deliver safe, reliable, and efficient electricity at just and reasonable rates.

2022 IRP

AES Indiana held public advisory meetings for the 2022 IRP in January, April, June, September and October of 2022. Changes to our generation portfolio are evaluated and decided through the IRP. AES Indiana issued an all-source Request for Proposal on April 14, 2022, in order to competitively procure energy and capacity in the near term; such need was evaluated in AES Indiana’s 2022 IRP.

In December 2022, AES Indiana filed its 2022 IRP with the IURC, which describes AES Indiana’s Preferred Resource Portfolio for meeting generation capacity needs for serving AES Indiana’s retail customers over the next several years. The Preferred Resource Portfolio is AES Indiana’s reasonable least cost option and provides a cleaner and more diverse generation mix for customers. The 2022 IRP short-term action plan includes converting the two remaining coal units at Petersburg to natural gas. AES Indiana has not yet filed for the regulatory approvals from the IURC to convert Petersburg units 3 and 4; however, AES Indiana expects to do so in the first half of 2024. Construction is expected to begin in 2025 and be completed by the end of 2026. Additionally, AES Indiana plans to add up to 1,300 MW of wind, solar, and battery energy storage by 2027. As new technologies, such as green hydrogen, small modular reactors and carbon capture are developed and cost effective, AES Indiana will evaluate them in the future planning processes. As a result of the plan to convert Petersburg units 3 and 4 to natural gas, AES Indiana recorded a $1.5 million write off of capital projects during the period ended December 31, 2022 to “Operating expenses—Operation and maintenance” on the accompanying Consolidated Statements of Operations.

2019 IRP

In December 2019, AES Indiana filed its 2019 IRP, which included the retirement of approximately 630 MW of coal-fired generation at Petersburg Units 1 and 2 in 2021 and 2023, respectively. Based on extensive modeling, AES Indiana determined that the cost of operating Petersburg Units 1 and 2 exceeded the value customers received compared to alternative resources. Retirement of these units allowed the company to cost-effectively diversify the portfolio and transition to lower cost and cleaner resources while maintaining a reliable system.

AES Indiana issued an all-source Request for Proposal on December 20, 2019, in order to competitively procure replacement capacity by June 1, 2023, which was the first year AES Indiana was expected to have a capacity shortfall. Our modeling indicated that a combination of wind, solar, storage, and energy efficiency would be the lowest reasonable cost option for the replacement capacity. As a result of the plans to retire Petersburg Units 1 and 2, AES Indiana recorded $0.7 million, $2.1 million, and $0.8 million of obsolescence losses, during the periods ended December 31, 2023, 2022, and 2021, respectively, for materials and supplies inventory AES Indiana did not believe will be utilized by the planned retirement dates, which is recorded in “Operating expenses—Operation and maintenance” on the accompanying Consolidated Statements of Operations.

As a result of the plans to retire Petersburg Units 1 and 2, AES Indiana filed a petition with the IURC on February 26, 2021 for approvals and cost recovery associated with these retirements. On August 6, 2021, AES Indiana filed an uncontested Stipulation and Settlement Agreement with the other parties in the case which includes: (1) AES Indiana’s creation of regulatory assets for the net book value of Petersburg units 1 and 2 upon retirement; (2) a method for amortization of the regulatory assets; and (3) recovery of the regulatory assets through ongoing amortization in AES Indiana’s future rate cases. The Settlement Agreement also reserves all rights of all the parties with respect to the ratemaking treatment related to the regulatory assets, including the proper rate of return and mechanisms for recovery. On November 17, 2021, the IURC approved the Settlement Agreement without modification. AES Indiana retired 230 MW Petersburg Unit 1 in May 2021 and 415 MW Petersburg Unit 2 in June 2023.

AES Indiana had $35.7 million and $224.2 million of Petersburg Units 1 and 2 retirement costs, respectively, net of accumulated amortization, recorded as long-term regulatory assets as of December 31, 2023. AES Indiana had $47.6 million and $239.9 million of Petersburg Units 1 and 2 retirement costs, respectively, net of accumulated amortization, recorded as long-term regulatory assets as of December 31, 2022.

Hardy Hills Solar Project

In January 2021, AES Indiana, through a wholly-owned subsidiary, executed an agreement for the acquisition and construction of the 195 MW Hardy Hills Solar Project to be developed in Clinton County, Indiana. In December 2022, the agreement was amended to revise the project schedule, including shifting the completion date to 2024, and adjusting for increased project costs. On January 13, 2023, AES Indiana filed a petition with the IURC for approval of these revisions, which was approved in August 2023.

On June 16, 2021, AES Indiana received an order from the IURC approving a petition and case-in-chief seeking a CPCN for this solar project, including a joint venture structure between an AES Indiana subsidiary and one or more tax equity partners upon completion and approval for recovery of project development costs and carrying costs on AES Indiana’s investment in the project. The transaction closed in December 2021 and was accounted for as an asset acquisition of a variable interest entity that did not meet the definition of a business; therefore, the individual assets and liabilities were recorded at their fair values. Total net assets of $51.6 million were recorded in the accompanying Consolidated Balance Sheets associated with the transaction, primarily consisting of a development project intangible asset (see Note 1, “Overview and Summary of Significant Accounting Policies—Intangible Assets”). A gain for the difference between the consideration transferred and the assets and liabilities recognized was recorded in “Operating costs and expenses—Other, net” on the accompanying Consolidated Statements of Operations. Total consideration included a future payment contingent on certain future costs incurred by the project. As such, a $3.2 million contingent liability was recorded in “Other Non-Current Liabilities” on the accompanying Consolidated Balance Sheets as of December 31, 2021. During 2022, this liability was remeasured due to updated cost estimates and was reduced to $0.0 million.

On December 1, 2023, AES Indiana, through a wholly-owned subsidiary (the “Class B Member”), and a third-party investor (the “Class A Member”), entered into an Equity Capital Contribution Agreement, pursuant to which each member made certain capital contributions to Hardy Hills JV. The Class A member made total contributions of $79.3 million through December 31, 2023. Hardy Hills JV is consolidated by the Class B Member under the Variable Interest Model, and noncontrolling interest (“NCI”) was recorded by AES Indiana at the amount of cash contributed by the Class A Member. In December 2023, the first stage of the construction for the Hardy Hills Solar Project was completed and placed in service, with initial operations for over half of the project commencing on December 28, 2023. Upon the first stage of the project being placed in service, the Company recognized $26.1 million of earnings from tax attributes using the HLBV method. The final stage for construction of the project is expected to be completed during the first half of 2024.

Petersburg Energy Center Project

In July 2021, AES Indiana, through a wholly-owned subsidiary, executed an agreement for the acquisition and construction of a 250 MW solar and 45MW (180 MWh) energy storage facility to be developed in Pike County, Indiana. In October 2022, the agreement was amended to revise the project schedule, including shifting the completion date to 2025, and adjusting for increased project costs. On December 22, 2022, AES Indiana filed a petition with the IURC for approval of these revisions, which was approved in May 2023. On August 31, 2023, AES Indiana closed on the agreement for the acquisition and construction of the Petersburg Energy Center Project. This transaction was accounted for as an asset acquisition of a variable interest entity that did not meet the definition of a business; therefore, the individual assets were recorded at their fair values. Total net assets of $48.7 million were recorded in the accompanying Consolidated Balance Sheets associated with the transaction, primarily consisting of project development intangible assets (see Note 1, “Overview and Summary of Significant Accounting Policies—Intangible Assets” for further information).

Pike County BESS Project

In June 2023, AES Indiana, through a wholly-owned subsidiary, executed an agreement for the construction of the 200 MW (800 MWh) Pike County BESS Project to be developed at the AES Indiana Petersburg Plant site in Pike County, Indiana. On July 19, 2023, AES Indiana filed a petition and case-in-chief with the IURC seeking approval for a Clean Energy Project and associated timely cost recovery under Indiana Code for this project. A hearing for this case was held in October 2023, and IURC approval was received on January 17, 2024. The Pike County BESS Project is expected to be completed in 2024.

Hoosier Wind Project

On July 5, 2023, AES Indiana filed a Notice of Intent with the IURC to request approval of a Clean Energy Project and for issuance of a CPCN for the Hoosier Wind Project acquisition. The proposed Project is the acquisition of the Hoosier Wind Project, which is an existing 106 MW wind facility located in Benton County, Indiana. The Company executed the Purchase Agreement on July 28, 2023. A CPCN for this case was filed in early August 2023, and IURC approval was received on January 24, 2024. The acquisition of the Hoosier Wind Project is expected to be completed in the first quarter of 2024.

Incentives for Clean Energy Projects

Indiana Code 8-1-8 (the “clean energy statute”) offers certain incentives for clean energy projects. Primarily, it allows for the timely recovery of costs and expenses incurred during construction and operation of eligible projects outside of a base rate proceeding. Clean energy projects eligible for incentives under this statute include renewable energy resources such as wind, photovoltaic cells and panels, solar energy, and energy storage systems or technologies, among others. AES Indiana filed for and received IURC approval of the Hoosier Wind Project and Pike County BESS Project under this statute. AES Indiana continues to evaluate projects which may also be filed under this statute.

IURC COVID-19 Orders

Due to the COVID-19 pandemic, there was a disconnection moratorium in 2020 for IURC-jurisdictional utilities, as well as suspension of certain utility fees (late fees, convenience fees, deposits, and disconnection/reconnection fees) from residential customers. The IURC authorized Indiana utilities to use regulatory accounting for any impacts associated with the moratorium and suspension. The IURC also authorized regulatory accounting treatment for COVID-19 related uncollectible and incremental bad debt expense. As a result of the IURC’s COVID-19 related orders issued in 2020, AES Indiana has recorded a regulatory asset of $5.4 million as of December 31, 2023 and 2022, which will be recovered through base rates under the stipulation and settlement agreement entered into on November 22, 2023, if approved by the IURC.

EDG Rates

On March 1, 2021, AES Indiana filed a petition with the IURC for approval of its proposed rate for the procurement of EDG and related consumer EDG credit issues. The EDG rate replaced the net metering program beginning in July 2022, when net metering was no longer available to new customers. The IURC approved the EDG rate by order dated January 26, 2022, On March 16, 2022, the IURC denied the petition for reconsideration filed by the other parties on February 15, 2022. The matter was subject to an appeal filed by the other parties on February 22, 2022, which was held in abeyance by the Indiana Court of Appeals pending resolution of a petition to transfer to the Indiana Supreme Court filed in a similar case involving a different and unaffiliated utility. The stay was extended by the Indiana Court of Appeals on July 11, 2022. On January 4, 2023, the Indiana Supreme Court issued a final decision in favor of the utility in the similar case that served as the basis of the stay in the AES Indiana case. On February 3, 2023, the OUCC moved to dismiss the appeal, which motion was granted on February 13, 2023.

EV Portfolio Program

On January 27, 2023, AES Indiana filed with the IURC a request to approve its EV Portfolio and associated accounting and ratemaking treatment. The EV Portfolio includes two separate parts: (1) a set of EV specific rates, tariffs, and alternative pricing structures, and (2) a set of Public Use EV Pilot Programs. The EV portfolio is designed to produce net benefits for all customers through new retail margins and grid optimization. The projected costs to successfully implement the services proposed in the EV Portfolio are estimated at $16.2 million over the three-year period. AES Indiana requested approval to defer as a regulatory asset and recover in future base rates the cost necessary to implement the EV Portfolio, including carrying charges. A hearing on this request was held in July 2023. On November 22, 2023, the IURC issued an order approving AES Indiana’s EV Portfolio filing with approval to defer as a regulatory asset and to seek recovery in future base rates the cost necessary to implement the EV Portfolio, including carrying charges with no other significant modifications.

Storm Outage Restoration Inquiry

On July 11, 2023, the OUCC and the Citizens Action Coalition (“CAC”) filed a Joint Petition through which they requested the IURC open an investigation into AES Indiana’s practices and procedures regarding storm outage restoration. A technical conference was held on October 2, 2023, to discuss AES Indiana’s response to outages and storm restoration; particularly the storms that occurred between June 29, 2023 and July 2, 2023.

House Bill 1002

In the first quarter of 2022, the 2022 Indiana General Assembly passed House Enrolled Act 1002, which includes language regarding the repeal of the URT. AES Indiana filed a rate adjustment with the IURC on April 29, 2022, which was approved by the IURC on June 28, 2022. AES Indiana began charging the new rates excluding URT in July 2022. Prior to the repeal, the URT was recoverable through a current charge to customer rates. After the repeal, the new rates approved by the IURC adjusted both revenue and tax expense. As a result, the repeal of the URT had no impact on the Company’s net income.

Regulatory Assets and Liabilities

Regulatory assets represent deferred costs or credits that have been included as allowable costs or credits for ratemaking purposes. AES Indiana has recorded regulatory assets or liabilities relating to certain costs or credits as authorized by the IURC or established regulatory practices in accordance with ASC 980. AES Indiana is amortizing non tax-related regulatory assets to expense over periods ranging from 1 to 43 years. Tax-related regulatory assets represent the net income tax costs to be considered in future regulatory proceedings generally as the tax-related amounts are paid.

The amounts of regulatory assets and regulatory liabilities at December 31 are as follows:

	2023	2022	Recovery Period
	(In Thousands)
Regulatory assets, current:
Undercollections of rate riders	$75,416	$26,047	Approximately 1 year(1)
Fuel costs	—	79,861	Approximately 1 year(1)
Unamortized reacquisition premium on debt	188	—	Approximately 1 year
Costs being recovered through basic rates and charges	13,815	13,815	Approximately 1 year(1)
Total regulatory assets, current	89,419	119,723

	2023	2022	Recovery Period

Regulatory assets, non-current:
Unrecognized pension and other postretirement benefit plan costs	115,847	131,907	Various(2)
Deferred MISO costs	21,091	34,483	Through 2026(1)
Unamortized Petersburg Unit 4 carrying charges and certain other costs	2,812	3,866	Through 2026(1)(3)
Unamortized reacquisition premium on debt	13,379	14,429	Over remaining life of debt
Environmental costs	66,837	68,947	Through 2046(1)(3)
COVID-19 costs	5,426	5,426	4 years(4)
Major storm damage	1,493	—	To be determined
TDSIC costs	35,979	18,547	36.3 years(1)(3)
Petersburg Unit 1 and 2 retirement costs	259,892	287,463	Through 2034(1)(3)
Hardy Hills Solar Project development costs	6,774	5,744	30 years(3)
Petersburg Energy Center Project development costs	2,469	1,582	30 years(3)
Pike County BESS Project development costs	2,623	—	20 years(3)
Fuel costs	4,275	20,518	Through 2025(1)
Other miscellaneous	2,887	1,027	Various(5)
Total regulatory assets, non-current	541,784	593,939
Total regulatory assets	$631,203	$713,662

Regulatory liabilities, current:
Overcollections and other credits being passed to customers through rate riders	$19,649	$15,803	Approximately 1 year(1)
FTRs	3,722	7,545	Approximately 1 year(1)
Total regulatory liabilities, current	23,371	23,348
Regulatory liabilities, non-current:
ARO and accrued asset removal costs	451,886	518,797	Not applicable
Deferred income taxes payable to customers through rates	74,796	88,662	Various
Hardy Hills sponsor investment tax credit	542	—	To be determined(6)
Major storm damage	—	5,126	To be determined
Total regulatory liabilities, non-current	527,224	612,585
Total regulatory liabilities	$550,595	$635,933

(1)	Recovered (credited) per specific rate orders

(2)	AES Indiana receives a return on its discretionary funding

(3)	Recovered with a current return

(4)	Per the signed stipulation in the 2023 distribution rate case, Cause No. 45911

(5)	Some of these costs are being recovered in basic rates and charges through 2026. For the remainder, recovery over four years was agreed to in the signed stipulation in the 2023 distribution rate case, Cause No. 45911. AES Indiana will include this credit in a future ECR filing.

(6)	Will be included in a future ECR filing

Current Regulatory Assets and Liabilities

Current regulatory assets and liabilities primarily represent costs that are being recovered per specific rate orders; recovery for the remaining costs is probable, but not certain. As current assets, this includes undercollection of adjustment mechanisms for: (i) DSM, (ii) ECCRA costs, (iii) Off System Sales Margin Sharing, (iv) Capacity rider costs and (v) TDSIC. It also includes the current portion of deferred MISO costs and environmental costs collected through base rates which are described in greater detail below. With the exception of environmental costs, these costs do not earn a return on investment. As current liabilities, this includes (i) overcollection of MISO rider costs, (ii) Green Power, and (iii) deferred fuel costs.

Deferred Fuel

Deferred fuel costs are a component of current and long-term regulatory assets or liabilities (which is a result of AES Indiana charging either more or less for fuel than our actual costs to our jurisdictional customers) and are expected to be recovered through future FAC proceedings. AES Indiana records deferred fuel in accordance with standards prescribed by the FERC. The deferred fuel adjustment is the result of variances between estimated fuel and purchased power costs in AES Indiana’s FAC and actual fuel and purchased power costs. AES Indiana is generally permitted to recover underestimated fuel and purchased power costs in future rates through the FAC proceedings and therefore the costs are deferred when incurred and amortized into fuel expense in the same period that AES Indiana’s rates are adjusted to reflect these costs.

The Eagle Valley CCGT was on unplanned outage from late April 2021 until mid-March 2022, impacting several FAC periods. In November 2021, a sub-docket was created with the IURC to examine the unplanned outage. On October 25, 2022, AES Indiana and various intervening parties reached a unanimous settlement regarding the Eagle Valley CCGT unplanned outage, resolving all issues related to the FAC sub-docket and all outage related costs including energy purchases, Off-System Sales margins, Capacity trackers and base rate proceedings. As part of this comprehensive settlement, AES Indiana agreed not to recover $21.0 million of previously deferred costs and to credit an additional $6.8 million to customers in future rates. As such, AES Indiana recorded a $27.8 million charge to “Power purchased” in the Consolidated Statements of Operations during the third quarter of 2022. On January 18, 2023, AES Indiana received an order from the IURC approving the settlement.

Unrecognized Pension and Postretirement Benefit Plan Costs

In accordance with ASC 715 “Compensation—Retirement Benefits” and ASC 980, we recognize a regulatory asset equal to the unrecognized actuarial gains and losses and prior service costs. Pension expenses or income are recorded based on the benefit plan’s actuarially determined pension liability or asset and associated level of annual expenses or income to be recognized. The other postretirement benefit plan’s deferred benefit cost is the excess of the other postretirement benefit liability over the amount previously recognized.

Deferred MISO Costs

These consist of administrative costs for transmission services, transmission expansion cost sharing, and certain other operational and administrative costs from the MISO market. These costs are being recovered per specific rate order.

Unamortized Petersburg Unit 4 Carrying Charges and Certain Other Costs

These consist of deferred debt carrying costs, depreciation, and post-in-service AFUDC on Petersburg Unit 4. These costs are being recovered per specific rate order.

Unamortized Reacquisition Premium on Debt

This regulatory asset represents losses on long-term debt reacquired or redeemed in prior periods that have been deferred. These deferred losses are being amortized over the lives of the original issues in accordance with the rules of the FERC and the IURC.

Environmental Costs

These consist of various costs incurred to comply with environmental regulations. These costs were approved for recovery either through AES Indiana’s ECCRA proceedings or in the 2018 Base Rate Order. Amortization periods vary, ranging from 3 to 43 years.

COVID-19 Costs

These consist of deferred fees (foregone late fees, reconnection fees and disconnection fees), as well as deferred convenience payments and incremental bad debt expense as the result of COVID-19. See “IURC COVID-19 Orders” above for additional discussion.

TDSIC Costs

These consist of various costs incurred for AES Indiana’s approved TDSIC Plan. These costs were approved for recovery through AES Indiana’s TDSIC proceedings and amortization periods range from 1 to 36 years. See “TDSIC” above for additional discussion.

Petersburg Unit 1 and 2 Retirement Costs

These consist of the remaining unamortized net book value of Petersburg Unit 1 and 2. In accordance with ASC 980, it was determined that the Petersburg Unit 1 retirement became probable, in the fourth quarter of 2020, and the Petersburg Unit 2 retirement became probable in the fourth quarter of 2021. As the entire carrying value of these assets will be recoverable through future rates, no loss on abandonment was recorded and the asset was reclassified from net property, plant and equipment to a long-term regulatory asset. See “IRP Filings and Replacement Generation” above for additional discussion.

Hardy Hills Solar Project Development Costs

These consist of project development costs, mainly legal and consulting fees, incurred for the Hardy Hills Solar Project as well as carrying costs on AES Indiana’s investment in the project. The investment costs were approved for recovery via the ECCRA rider through AES Indiana’s Hardy Hills Solar Project regulatory proceedings with an amortization period of 30 years. Amortization of the project development costs will be determined in a future rate case filing.

Petersburg Energy Center Project Development Costs

These consist of project development costs, mainly legal and consulting fees, incurred for the Petersburg Energy Center Project as well as carrying costs on AES Indiana’s investment in the project. The investment costs were approved for recovery via the ECCRA rider through AES Indiana’s Petersburg Energy Center Project regulatory proceedings with an amortization period of 30 years. Amortization of the project development costs will be determined in a future rate case filing.

Pike County BESS Project Development Costs

These consist of project development costs, mainly legal and consulting fees, incurred for the Pike County BESS Project as well as carrying costs on AES Indiana’s investment in the project. The investment costs were approved for recovery via the ECCRA rider through AES Indiana’s Pike County BESS Project regulatory proceedings with an amortization period of 20 years. Amortization of the project development costs will be determined in a future rate case filing.

FTRs

In connection with AES Indiana’s participation in MISO, in the second quarter of each year AES Indiana is granted financial instruments that can be converted into cash or FTRs based on AES Indiana’s forecasted peak load for the period. See Note 4, “Fair Value—Fair Value Hierarchy and Valuation Techniques—Financial Assets—FTRs” for additional information.

ARO and Accrued Asset Removal Costs

In accordance with ASC 410 and ASC 980, AES Indiana recognizes the amount collected in customer rates for costs of removal not yet incurred that do not have an associated legal retirement obligation as a deferred regulatory liability. This amount is net of the portion of legal ARO costs that are deferred that is also being recovered in rates.

Deferred Income Taxes Recoverable/Payable Through Rates

A deferred income tax asset or liability is created from a difference in timing of income recognition between tax laws and accounting methods. As a regulated utility, AES Indiana includes in ratemaking the impacts of current income taxes and changes in deferred income tax liabilities or assets.

On December 22, 2017, the U.S. federal government enacted the TCJA, which, among other things, reduced the federal corporate income tax rate from 35% to 21%, beginning January 1, 2018. As required by GAAP, on December 31, 2017, AES Indiana and IPALCO remeasured their deferred income tax assets and liabilities using the new tax rate. The impact of the reduction of the income tax rate on deferred income taxes was utilized in the 2018 Base Rate Order to reduce jurisdictional retail rates. Accordingly, we have a net regulatory deferred income tax liability of $74.8 million and $88.7 million as of December 31, 2023 and 2022, respectively.

Indianapolis Power And Light Company
Entity Information [Line Items]
Regulatory Assets and Liabilities

2. REGULATORY MATTERS

General

AES Indiana is subject to regulation by the IURC as to its services and facilities, the valuation of property, the construction, purchase, or lease of electric generating facilities, the classification of accounts, rates of depreciation, retail rates and charges, the issuance of securities (other than evidences of indebtedness payable less than twelve months after the date of issue), the acquisition and sale of some public utility properties or securities and certain other matters.

In addition, AES Indiana is subject to the jurisdiction of the FERC with respect to, among other things, short-term borrowings not regulated by the IURC, the sale of electricity at wholesale, the transmission of electric energy in interstate commerce, the classification of accounts, reliability standards, and the acquisition and sale of utility property in certain circumstances as provided by the Federal Power Act. As a regulated entity, AES Indiana is required to use certain accounting methods prescribed by regulatory bodies which may differ from those accounting methods required to be used by unregulated entities.

AES Indiana is also affected by the regulatory jurisdiction of the EPA at the federal level, and the IDEM at the state level. Other significant regulatory agencies affecting AES Indiana include, but are not limited to, the NERC, the U.S. Department of Labor and the IOSHA.

Basic Rates and Charges

AES Indiana’s basic rates and charges represent the largest component of its annual revenue. AES Indiana’s basic rates and charges are determined after giving consideration, on a pro-forma basis, to all allowable costs for ratemaking purposes including a fair return on the fair value of the utility property used and useful in providing service to customers. These basic rates and charges are set and approved by the IURC after public hearings. Such proceedings, which have occurred at irregular intervals, involve AES Indiana, the IURC, the Indiana Office of Utility Consumer Counselor, and other interested stakeholders. Pursuant to statute, the IURC is to conduct a periodic review of the basic rates and charges of all Indiana utilities at least once every four years, but the IURC has the authority to review the rates of any Indiana utility at any time. Once set, the basic rates and charges authorized do not assure the realization of a fair return on the fair value of property.

AES Indiana’s declining block rate structure generally provides for residential and commercial customers to be charged a lower per kWh rate at higher consumption levels. Therefore, as volumes increase, the weighted average price per kWh decreases. Numerous factors including, but not limited to, weather, inflation, customer growth and usage, the level of actual operating and maintenance expenditures, fuel costs, generating unit availability, and capital expenditures including those required by environmental regulations can affect the return realized.

Regulatory Rate Review and Base Rate Orders

AES Indiana filed a petition with the IURC on June 28, 2023, for authority to increase its basic rates and charges to cover the rising operational costs and needs associated with continuing to serve its customers safely and reliably. The factors leading to AES Indiana’s first base rate increase request in five years include inflationary impacts on operations and maintenance expenses, investments in the transmission and distribution systems, and modernization of its customer systems. AES Indiana is also seeking recovery of increased costs to support its vegetation management plan, which covers the removal of overhang and tree trimming in its service territory. AES Indiana also seeks to better align depreciation expense with the period in which the generation plants provide service to customers and remove operational costs of the retired Petersburg units from rates. On November 22, 2023, AES Indiana entered into a unanimous stipulation and settlement agreement (the “settlement”) with the OUCC and the intervening parties which, if approved by the IURC, would increase its annual revenue requirement by $73 million. AES Indiana expects to receive an order from the IURC and place new rates into effect by the end of the second quarter of 2024.

On October 31, 2018, the IURC issued an order approving an uncontested settlement agreement previously filed with the IURC by AES Indiana for a $43.9 million, or 3.2%, increase to annual revenue (the “2018 Base Rate Order”). The 2018 Base Rate Order includes recovery through rates of the CCGT at Eagle Valley completed in the first half of 2018, as well as other construction projects and changes to operating income since the 2016 Base Rate Order. New basic rates and charges became effective on December 5, 2018. The 2018 Base Rate Order provides that annual wholesale margins earned above (or below) the benchmark of $16.3 million shall be passed back (or charged) to customer rates through a rate adjustment mechanism. Similarly, the 2018 Base Rate Order provides that all capacity sales above (or below) a benchmark of $11.3 million shall be passed back (or charged) to customer rates through a rate adjustment mechanism.

FAC and Authorized Annual Jurisdictional Net Operating Income

AES Indiana may apply to the IURC for a change in AES Indiana’s fuel charge every three months to recover AES Indiana’s estimated fuel costs, including the energy portion of purchased power costs, which may be above or below the levels included in AES Indiana’s basic rates and charges. AES Indiana must present evidence in each FAC proceeding that it has made every reasonable effort to acquire fuel and generate or purchase power or both so as to provide electricity to its retail customers at the lowest fuel cost reasonably possible.

Independent of the IURC’s ability to review basic rates and charges, Indiana law requires electric utilities under the jurisdiction of the IURC to meet operating expense and income test requirements as a condition for approval of requested changes in the FAC. A utility may be unable to recover all of its fuel costs if its rolling twelve-month operating income, determined at quarterly measurement dates, exceeds its authorized annual jurisdictional net operating income and there are not sufficient applicable cumulative net operating income deficiencies (“Cumulative Deficiencies”) to offset it. The Cumulative Deficiencies calculation provides that only five years’ worth of historical earnings deficiencies or surpluses are included, unless it has been greater than five years since the most recent rate case.

In calendar years 2021 and 2022, AES Indiana reported earnings in excess of the authorized level for certain quarterly reporting periods in those years. AES Indiana has not reported earnings in excess of the authorized level for any FAC periods in the calendar year 2023. Prior to 2020, AES Indiana was not required to reduce its fuel cost recovery because of its Cumulative Deficiencies. During 2020, AES Indiana’s Cumulative Deficiencies dropped to zero. AES Indiana recorded a reduction to revenue of $0.0 million, $0.3 million and $5.5 million in 2023, 2022 and 2021, respectively. As of the FAC period ending with the twelve months of October 31, 2023, AES Indiana has Cumulative Deficiencies; therefore, AES will not be required to reduce its fuel cost recovery for future earnings in excess of the authorized level until there are no longer Cumulative Deficiencies.

ECCRA

AES Indiana may apply to the IURC for approval of a rate adjustment known as the ECCRA periodically to recover costs (including a return) to comply with certain environmental regulations applicable to AES Indiana’s generating stations and to recover certain investments in renewable and battery storage projects. The total amount of AES Indiana’s environmental equipment and renewable projects approved for ECCRA recovery as of December 31, 2023 was $129.7 million. The jurisdictional revenue requirement approved by the IURC to be included in AES Indiana’s rates for the twelve-month period ending February 2024 is a net cost to customers of $8.9 million.

DSM

Through various rate orders from the IURC, AES Indiana has been able to recover its costs of implementing various DSM programs throughout the periods covered by this report. In 2023, 2022 and 2021, AES Indiana also had the ability to receive performance incentives, dependent upon the level of success of the programs. Performance incentives included in rates for the years ended December 31, 2023, 2022 and 2021 were $2.7 million, $8.3 million and $7.2 million, respectively.

On December 29, 2020, the IURC approved a settlement agreement establishing a new three year DSM plan for AES Indiana through 2023. The approval included cost recovery of programs as well as performance incentives, depending on the level of success of the programs. The order also approved recovery of lost revenue, consistent with the provisions of the settlement agreement.

AES Indiana filed a petition with the IURC on May 26, 2023 asking for approval of a one year DSM interim plan. On December 27, 2023, the IURC approved a one year DSM plan for AES Indiana through 2024. The approval included cost recovery of programs as well as performance incentives, depending on the level of success of the programs. The order also approved recovery of lost revenue, consistent with the provisions of the settlement agreement.

Wind and Solar Power Purchase Agreements

AES Indiana is currently committed under a power purchase agreement to purchase all wind-generated electricity through 2029 from a wind project in Indiana (“Hoosier Wind Project”). On July 28, 2023, AES Indiana executed the Purchase Agreement and is currently in the process of acquiring this project. The existing power purchase agreement will be terminated upon closing (see “IRP Filings and Replacement Generation—Hoosier Wind Project” below for further information). AES Indiana is also committed under another agreement to purchase all wind-generated electricity through 2031 from a project in Minnesota. The Indiana project has a maximum output capacity of approximately 100 MW and the Minnesota project has a maximum output capacity of approximately 200 MW. In addition, AES Indiana has 94.5 MW of solar-generated electricity in its service territory under long-term contracts (these long-term contracts have expiration dates ranging from 2026 to 2033), of which 94.0 MW was in operation as of December 31, 2023. AES Indiana has authority from the IURC to recover the costs for all of these agreements through an adjustment mechanism administered within the FAC. If and when AES Indiana sells the renewable energy attributes (in the form of renewable energy credits) generated from these facilities, the proceeds would pass back to benefit AES Indiana’s retail customers through the FAC.

TDSIC

In 2013, Senate Enrolled Act 560, the Transmission, Distribution, and Storage System Improvement Charge (“TDSIC”) statute, was signed into law. The TDSIC statute was revised in 2019. Among other provisions, this legislation provides for cost recovery outside of a base rate proceeding for new or replacement electric and gas transmission, distribution, and storage projects that a public utility undertakes for the purposes of safety, reliability, system modernization, or economic development. Provisions of the TDSIC statute require that, among other things, requests for recovery include a plan of at least five years and not more than seven for eligible investments. The first eighty percent of eligible costs can be recovered using a periodic rate adjustment mechanism. The cost recovery mechanism is referred to as a TDSIC mechanism. Recoverable costs include a return on, and of, the investment, including AFUDC, post-in-service carrying charges, operation and maintenance expenses, depreciation and property taxes. The remaining twenty percent of recoverable costs are to be deferred for future recovery in the public utility’s next base rate case. The periodic rate adjustment mechanism is capped at an annual increase of no more than two percent of total retail revenue.

On March 4, 2020, the IURC issued an order approving the projects in a seven-year TDSIC Plan for eligible transmission, distribution and storage system improvements totaling $1.2 billion from 2020 through 2026. Beginning in June 2020, AES Indiana files an annual TDSIC rate adjustment for a return on and of investments through March 31 with rates requested to be effective each November. Annual TDSIC plan update filings are required to be staggered by six months as ordered by the IURC and are filed each December. The total amount of AES Indiana’s equipment net of depreciation, including carrying costs, approved for TDSIC recovery as of December 31, 2023 was $399.6 million, The jurisdictional revenue requirement approved by the IURC to be included in AES Indiana’s rates for the twelve-month period ending October 2024 is a net cost to customers of $56.5 million.

IRP Filings and Replacement Generation

Electric utilities in Indiana are required to submit Integrated Resource Plans (IRPs) every three years. The IRPs are subject to a rigorous stakeholder process. IRPs describe how the utility plans to deliver safe, reliable, and efficient electricity at just and reasonable rates.

2022 IRP

AES Indiana held public advisory meetings for the 2022 IRP in January, April, June, September and October of 2022. Changes to our generation portfolio are evaluated and decided through the IRP. AES Indiana issued an all-source Request for Proposal on April 14, 2022, in order to competitively procure energy and capacity in the near term; such need was evaluated in AES Indiana’s 2022 IRP.

In December 2022, AES Indiana filed its 2022 IRP with the IURC, which describes AES Indiana’s Preferred Resource Portfolio for meeting generation capacity needs for serving AES Indiana’s retail customers over the next several years. The Preferred Resource Portfolio is AES Indiana’s reasonable least cost option and provides a cleaner and more diverse generation mix for customers. The 2022 IRP short-term action plan includes converting the two remaining coal units at Petersburg to natural gas. AES Indiana has not yet filed for the regulatory approvals from the IURC to convert Petersburg units 3 and 4; however, AES Indiana expects to do so in the first half of 2024. Construction is expected to begin in 2025 and be completed by the end of 2026. Additionally, AES Indiana plans to add up to 1,300 MW of wind, solar, and battery energy storage by 2027. As new technologies, such as green hydrogen, small modular reactors and carbon capture are developed and cost effective, AES Indiana will evaluate them in the future planning processes. As a result of the plan to convert Petersburg units 3 and 4 to natural gas, AES Indiana recorded a $1.5 million write off of capital projects during the period ended December 31, 2022 to “Operating expenses—Operation and maintenance” on the accompanying Consolidated Statements of Operations.

2019 IRP

In December 2019, AES Indiana filed its 2019 IRP, which included the retirement of approximately 630 MW of coal-fired generation at Petersburg Units 1 and 2 in 2021 and 2023, respectively. Based on extensive modeling, AES Indiana determined that the cost of operating Petersburg Units 1 and 2 exceeded the value customers received compared to alternative resources. Retirement of these units allowed the company to cost-effectively diversify the portfolio and transition to lower cost and cleaner resources while maintaining a reliable system.

AES Indiana issued an all-source Request for Proposal on December 20, 2019, in order to competitively procure replacement capacity by June 1, 2023, which was the first year AES Indiana was expected to have a capacity shortfall. AES Indiana’s modeling indicated that a combination of wind, solar, storage, and energy efficiency would be the lowest reasonable cost option for the replacement capacity. As a result of the plans to retire Petersburg Units 1 and 2, AES Indiana recorded $0.7 million, $2.1 million, and $0.8 million of obsolescence losses, during the periods ended December 31, 2023, 2022, and 2021, respectively, for materials and supplies inventory AES Indiana did not believe will be utilized by the planned retirement dates, which is recorded in “Operating expenses—Operation and maintenance” on the accompanying Consolidated Statements of Operations.

As a result of the plans to retire Petersburg Units 1 and 2, AES Indiana filed a petition with the IURC on February 26, 2021 for approvals and cost recovery associated with these retirements. On August 6, 2021, AES Indiana filed an uncontested Stipulation and Settlement Agreement with the other parties in the case which includes: (1) AES Indiana’s creation of regulatory assets for the net book value of Petersburg units 1 and 2 upon retirement; (2) a method for amortization of the regulatory assets; and (3) recovery of the regulatory assets through ongoing amortization in AES Indiana’s future rate cases. The Settlement Agreement also reserves all rights of all the parties with respect to the ratemaking treatment related to the regulatory assets, including the proper rate of return and mechanisms for recovery. On November 17, 2021, the IURC approved the Settlement Agreement without modification. AES Indiana retired 230 MW Petersburg Unit 1 in May 2021 and 415 MW Petersburg Unit 2 in June 2023.

AES Indiana had $35.7 million and $224.2 million of Petersburg Units 1 and 2 retirement costs, respectively, net of accumulated amortization, recorded as long-term regulatory assets as of December 31, 2023. AES Indiana had $47.6 million and $239.9 million of Petersburg Units 1 and 2 retirement costs, respectively, net of accumulated amortization, recorded as long-term regulatory assets as of December 31, 2022.

Hardy Hills Solar Project

In January 2021, AES Indiana, through a wholly-owned subsidiary, executed an agreement for the acquisition and construction of the 195 MW Hardy Hills Solar Project to be developed in Clinton County, Indiana. In December 2022, the agreement was amended to revise the project schedule, including shifting the completion date to 2024, and adjusting for increased project costs. On January 13, 2023, AES Indiana filed a petition with the IURC for approval of these revisions, which was approved in August 2023.

On June 16, 2021, AES Indiana received an order from the IURC approving a petition and case-in-chief seeking a CPCN for this solar project, including a joint venture structure between an AES Indiana subsidiary and one or more tax equity partners upon completion and approval for recovery of project development costs and carrying costs on AES Indiana’s investment in the project. The transaction closed in December 2021 and was accounted for as an asset acquisition of a variable interest entity that did not meet the definition of a business; therefore, the individual assets and liabilities were recorded at their fair values. Total net assets of $51.6 million were recorded in the accompanying Consolidated Balance Sheets associated with the transaction, primarily consisting of a development project intangible asset (see Note 1, “Overview and Summary of Significant Accounting Policies—Intangible Assets”). A gain for the difference between the consideration transferred and the assets and liabilities recognized was recorded in “Operating costs and expenses—Other, net” on the accompanying Consolidated Statements of Operations. Total consideration included a future payment contingent on certain future costs incurred by the project. As such, a $3.2 million contingent liability was recorded in “Other Non-Current Liabilities” on the accompanying Consolidated Balance Sheets as of December 31, 2021. During 2022, this liability was remeasured due to updated cost estimates and was reduced to $0.0 million.

On December 1, 2023, AES Indiana, through a wholly-owned subsidiary (the “Class B Member”), and a third-party investor (the “Class A Member”), entered into an Equity Capital Contribution Agreement, pursuant to which each member made certain capital contributions to Hardy Hills JV. The Class A member made total contributions of $79.3 million through December 31, 2023. Hardy Hills JV is consolidated by the Class B Member under the Variable Interest Model, and noncontrolling interest (“NCI”) was recorded by AES Indiana at the amount of cash contributed by the Class A Member. In December 2023, the first stage of the construction for the Hardy Hills Solar Project was completed and placed in service, with initial operations for over half of the project commencing on December 28, 2023. Upon the first stage of the project being placed in service, the Company recognized $26.1 million of earnings from tax attributes using the HLBV method. The final stage for construction of the project is expected to be completed during the first half of 2024.

Petersburg Energy Center Project

In July 2021, AES Indiana, through a wholly-owned subsidiary, executed an agreement for the acquisition and construction of a 250 MW solar and 45MW (180 MWh) energy storage facility to be developed in Pike County, Indiana. In October 2022, the agreement was amended to revise the project schedule, including shifting the completion date to 2025, and adjusting for increased project costs. On December 22, 2022, AES Indiana filed a petition with the IURC for approval of these revisions, which was approved in May 2023. On August 31, 2023, AES Indiana closed on the agreement for the acquisition and construction of the Petersburg Energy Center Project. This transaction was accounted for as an asset acquisition of a variable interest entity that did not meet the definition of a business; therefore, the individual assets were recorded at their fair values. Total net assets of $48.7 million were recorded in the accompanying Consolidated Balance Sheets associated with the transaction, primarily consisting of project development intangible assets (see Note 1, “Overview and Summary of Significant Accounting Policies—Intangible Assets” for further information).

Pike County BESS Project

In June 2023, AES Indiana, through a wholly-owned subsidiary, executed an agreement for the construction of the 200 MW (800 MWh) Pike County BESS Project to be developed at the AES Indiana Petersburg Plant site in Pike County, Indiana. On July 19, 2023, AES Indiana filed a petition and case-in-chief with the IURC seeking approval for a Clean Energy Project and associated timely cost recovery under Indiana Code for this project. A hearing for this case was held in October 2023, and IURC approval was received on January 17, 2024. The Pike County BESS Project is expected to be completed in 2024.

Hoosier Wind Project

On July 5, 2023, AES Indiana filed a Notice of Intent with the IURC to request approval of a Clean Energy Project and for issuance of a CPCN for the Hoosier Wind Project acquisition. The proposed Project is the acquisition of the Hoosier Wind Project, which is an existing 106 MW wind facility located in Benton County, Indiana. The Company executed the Purchase Agreement on July 28, 2023. A CPCN for this case was filed in early August 2023, and IURC approval was received on January 24, 2024. The acquisition of the Hoosier Wind Project is expected to be completed in the first quarter of 2024.

Incentives for Clean Energy Projects

Indiana Code 8-1-8 (the “clean energy statute”) offers certain incentives for clean energy projects. Primarily, it allows for the timely recovery of costs and expenses incurred during construction and operation of eligible projects outside of a base rate proceeding. Clean energy projects eligible for incentives under this statute include renewable energy resources such as wind, photovoltaic cells and panels, solar energy, and energy storage systems or technologies, among others. AES Indiana filed for and received IURC approval of the Hoosier Wind Project and Pike County BESS Project under this statute. AES Indiana continues to evaluate projects which may also be filed under this statute.

IURC COVID-19 Orders

Due to the COVID-19 pandemic, there was a disconnection moratorium in 2020 for IURC-jurisdictional utilities, as well as suspension of certain utility fees (late fees, convenience fees, deposits, and disconnection/reconnection fees) from residential customers. The IURC authorized Indiana utilities to use regulatory accounting for any impacts associated with the moratorium and suspension. The IURC also authorized regulatory accounting treatment for COVID-19 related uncollectible and incremental bad debt expense. As a result of the IURC’s COVID-19 related orders issued in 2020, AES Indiana has recorded a regulatory asset of $5.4 million as of December 31, 2023 and 2022, which will be recovered through base rates under the stipulation and settlement agreement entered into on November 22, 2023, if approved by the IURC.

EDG Rates

On March 1, 2021, AES Indiana filed a petition with the IURC for approval of its proposed rate for the procurement of EDG and related consumer EDG credit issues. The EDG rate replaced the net metering program beginning in July 2022, when net metering was no longer available to new customers. The IURC approved the EDG rate by order dated January 26, 2022, On March 16, 2022, the IURC denied the petition for reconsideration filed by the other parties on February 15, 2022. The matter was subject to an appeal filed by the other parties on February 22, 2022, which was held in abeyance by the Indiana Court of Appeals pending resolution of a petition to transfer to the Indiana Supreme Court filed in a similar case involving a different and unaffiliated utility. The stay was extended by the Indiana Court of Appeals on July 11, 2022. On January 4, 2023, the Indiana Supreme Court issued a final decision in favor of the utility in the similar case that served as the basis of the stay in the AES Indiana case. On February 3, 2023, the OUCC moved to dismiss the appeal, which motion was granted on February 13, 2023.

EV Portfolio Program

On January 27, 2023, AES Indiana filed with the IURC a request to approve its EV Portfolio and associated accounting and ratemaking treatment. The EV Portfolio includes two separate parts: (1) a set of EV specific rates, tariffs, and alternative pricing structures, and (2) a set of Public Use EV Pilot Programs. The EV portfolio is designed to produce net benefits for all customers through new retail margins and grid optimization. The projected costs to successfully implement the services proposed in the EV Portfolio are estimated at $16.2 million over the three-year period. AES Indiana requested approval to defer as a regulatory asset and recover in future base rates the cost necessary to implement the EV Portfolio, including carrying charges. A hearing on this request was held in July 2023. On November 22, 2023, the IURC issued an order approving AES Indiana’s EV Portfolio filing with approval to defer as a regulatory asset and to seek recovery in future base rates the cost necessary to implement the EV Portfolio, including carrying charges with no other significant modifications.

Storm Outage Restoration Inquiry

On July 11, 2023, the OUCC and the Citizens Action Coalition (“CAC”) filed a Joint Petition through which they requested the IURC open an investigation into AES Indiana’s practices and procedures regarding storm outage restoration. A technical conference was held on October 2, 2023, to discuss AES Indiana’s response to outages and storm restoration; particularly the storms that occurred between June 29, 2023 and July 2, 2023.

House Bill 1002

In the first quarter of 2022, the 2022 Indiana General Assembly passed House Enrolled Act 1002, which includes language regarding the repeal of the URT. AES Indiana filed a rate adjustment with the IURC on April 29, 2022, which was approved by the IURC on June 28, 2022. AES Indiana began charging the new rates excluding URT in July 2022. Prior to the repeal, the URT was recoverable through a current charge to customer rates. After the repeal, the new rates approved by the IURC adjusted both revenue and tax expense. As a result, the repeal of the URT had no impact on AES Indiana’s net income.

Regulatory Assets and Liabilities

Regulatory assets represent deferred costs or credits that have been included as allowable costs or credits for ratemaking purposes. AES Indiana has recorded regulatory assets or liabilities relating to certain costs or credits as authorized by the IURC or established regulatory practices in accordance with ASC 980. AES Indiana is amortizing non tax-related regulatory assets to expense over periods ranging from 1 to 43 years. Tax-related regulatory assets represent the net income tax costs to be considered in future regulatory proceedings generally as the tax-related amounts are paid.

The amounts of regulatory assets and regulatory liabilities at December 31 are as follows:

	2023	2022	Recovery Period
	(In Thousands)
Regulatory assets, current:
Undercollections of rate riders	$75,416	$26,047	Approximately 1 year(1)
Fuel costs	—	79,861	Approximately 1 year(1)
Unamortized reacquisition premium on debt	188	—	Approximately 1 year
Costs being recovered through basic rates and charges	13,815	13,815	Approximately 1 year(1)
Total regulatory assets, current	89,419	119,723
Regulatory assets, non-current:
Unrecognized pension and other postretirement benefit plan costs	115,847	131,907	Various(2)
Deferred MISO costs	21,091	34,483	Through 2026(1)
Unamortized Petersburg Unit 4 carrying charges and certain other costs	2,812	3,866	Through 2026(1)(3)
Unamortized reacquisition premium on debt	13,379	14,429	Over remaining life of debt
Environmental costs	66,837	68,947	Through 2046(1)(3)
COVID-19 costs	5,426	5,426	4 years(4)
Major storm damage	1,493	—	To be determined
TDSIC costs	35,979	18,547	36.3 years(1)(3)
Petersburg Unit 1 and 2 retirement costs	259,892	287,463	Through 2034(1)(3)
Hardy Hills Solar Project development costs	6,774	5,744	30 years(3)
Petersburg Energy Center Project development costs	2,469	1,582	30 years(3)
Pike County BESS Project development costs	2,623	—	20 years(3)
Fuel costs	4,275	20,518	Through 2025(1)
Other miscellaneous	2,887	1,027	Various(5)
Total regulatory assets, non-current	541,784	593,939
Total regulatory assets	$631,203	$713,662

Regulatory liabilities, current:
Overcollections and other credits being passed to customers through rate riders	$19,649	$15,803	Approximately 1 year(1)
FTRs	3,722	7,545	Approximately 1 year(1)

	2023	2022	Recovery Period
	(In Thousands)
Total regulatory liabilities, current	23,371	23,348
Regulatory liabilities, non-current:
ARO and accrued asset removal costs	451,886	518,797	Not applicable
Deferred income taxes payable to customers through rates	74,796	88,662	Various
Hardy Hills sponsor investment tax credit	542	—	To be determined(6)
Major storm damage	—	5,126	To be determined
Total regulatory liabilities, non-current	527,224	612,585
Total regulatory liabilities	$550,595	$635,933

(1)	Recovered (credited) per specific rate orders

(2)	AES Indiana receives a return on its discretionary funding

(3)	Recovered with a current return

(4)	Per the signed stipulation in the 2023 distribution rate case, Cause No. 45911

(5)	Some of these costs are being recovered in basic rates and charges through 2026. For the remainder, recovery over four years was agreed to in the signed stipulation in the 2023 distribution rate case, Cause No. 45911. AES Indiana will include this credit in a future ECR filing.

(6)	Will be included in a future ECR filing

Current Regulatory Assets and Liabilities

Current regulatory assets and liabilities primarily represent costs that are being recovered per specific rate orders; recovery for the remaining costs is probable, but not certain. As current assets, this includes undercollection of adjustment mechanisms for: (i) DSM, (ii) ECCRA costs, (iii) Off System Sales Margin Sharing, (iv) Capacity rider costs and (v) TDSIC. It also includes the current portion of deferred MISO costs and environmental costs collected through base rates which are described in greater detail below. With the exception of environmental costs, these costs do not earn a return on investment. As current liabilities, this includes (i) overcollection of MISO rider costs, (ii) Green Power, and (iii) deferred fuel costs.

Deferred Fuel

Deferred fuel costs are a component of current and long-term regulatory assets or liabilities (which is a result of AES Indiana charging either more or less for fuel than our actual costs to our jurisdictional customers) and are expected to be recovered through future FAC proceedings. AES Indiana records deferred fuel in accordance with standards prescribed by the FERC. The deferred fuel adjustment is the result of variances between estimated fuel and purchased power costs in AES Indiana’s FAC and actual fuel and purchased power costs. AES Indiana is generally permitted to recover underestimated fuel and purchased power costs in future rates through the FAC proceedings and therefore the costs are deferred when incurred and amortized into fuel expense in the same period that AES Indiana’s rates are adjusted to reflect these costs.

The Eagle Valley CCGT was on unplanned outage from late April 2021 until mid-March 2022, impacting several FAC periods. In November 2021, a sub-docket was created with the IURC to examine the unplanned outage. On October 25, 2022, AES Indiana and various intervening parties reached a unanimous settlement regarding the Eagle Valley CCGT unplanned outage, resolving all issues related to the FAC sub-docket and all outage related costs including energy purchases, Off-System Sales margins, Capacity trackers and base rate proceedings. As part of this comprehensive settlement, AES Indiana agreed not to recover $21.0 million of previously deferred costs and to credit an additional $6.8 million to customers in future rates. As such, AES Indiana recorded a $27.8 million charge to “Power purchased” in the Consolidated Statements of Operations during the third quarter of 2022. On January 18, 2023, AES Indiana received an order from the IURC approving the settlement.

Unrecognized Pension and Postretirement Benefit Plan Costs

In accordance with ASC 715 “Compensation—Retirement Benefits” and ASC 980, we recognize a regulatory asset equal to the unrecognized actuarial gains and losses and prior service costs. Pension expenses or income are recorded based on the benefit plan’s actuarially determined pension liability or asset and associated level of annual expenses or income to be recognized. The other postretirement benefit plan’s deferred benefit cost is the excess of the other postretirement benefit liability over the amount previously recognized.

Deferred MISO Costs

These consist of administrative costs for transmission services, transmission expansion cost sharing, and certain other operational and administrative costs from the MISO market. These costs are being recovered per specific rate order.

Unamortized Petersburg Unit 4 Carrying Charges and Certain Other Costs

These consist of deferred debt carrying costs, depreciation, and post-in-service AFUDC on Petersburg Unit 4. These costs are being recovered per specific rate order.

Unamortized Reacquisition Premium on Debt

This regulatory asset represents losses on long-term debt reacquired or redeemed in prior periods that have been deferred. These deferred losses are being amortized over the lives of the original issues in accordance with the rules of the FERC and the IURC.

Environmental Costs

These consist of various costs incurred to comply with environmental regulations. These costs were approved for recovery either through AES Indiana’s ECCRA proceedings or in the 2018 Base Rate Order. Amortization periods vary, ranging from 3 to 43 years.

COVID-19 Costs

These consist of deferred fees (foregone late fees, reconnection fees and disconnection fees), as well as deferred convenience payments and incremental bad debt expense as the result of COVID-19. See “IURC COVID-19 Orders” above for additional discussion.

TDSIC Costs

These consist of various costs incurred for AES Indiana’s approved TDSIC Plan. These costs were approved for recovery through AES Indiana’s TDSIC proceedings and amortization periods range from 1 to 36 years. See “TDSIC” above for additional discussion.

Petersburg Unit 1 and 2 Retirement Costs

These consist of the remaining unamortized net book value of Petersburg Unit 1 and 2. In accordance with ASC 980, it was determined that the Petersburg Unit 1 retirement became probable, in the fourth quarter of 2020, and the Petersburg Unit 2 retirement became probable in the fourth quarter of 2021. As the entire carrying value of these assets will be recoverable through future rates, no loss on abandonment was recorded and the asset was reclassified from net property, plant and equipment to a long-term regulatory asset. See “IRP Filings and Replacement Generation” above for additional discussion.

Hardy Hills Solar Project Development Costs

These consist of project development costs, mainly legal and consulting fees, incurred for the Hardy Hills Solar Project as well as carrying costs on AES Indiana’s investment in the project. The investment costs were approved for recovery via the ECCRA rider through AES Indiana’s Hardy Hills Solar Project regulatory proceedings with an amortization period of 30 years. Amortization of the project development costs will be determined in a future rate case filing.

Petersburg Energy Center Project Development Costs

These consist of project development costs, mainly legal and consulting fees, incurred for the Petersburg Energy Center Project as well as carrying costs on AES Indiana’s investment in the project. The investment costs were approved for recovery via the ECCRA rider through AES Indiana’s Petersburg Energy Center Project regulatory proceedings with an amortization period of 30 years. Amortization of the project development costs will be determined in a future rate case filing.

Pike County BESS Project Development Costs

These consist of project development costs, mainly legal and consulting fees, incurred for the Pike County BESS Project as well as carrying costs on AES Indiana’s investment in the project. The investment costs were approved for recovery via the ECCRA rider through AES Indiana’s Pike County BESS Project regulatory proceedings with an amortization period of 20 years. Amortization of the project development costs will be determined in a future rate case filing.

FTRs

In connection with AES Indiana’s participation in MISO, in the second quarter of each year AES Indiana is granted financial instruments that can be converted into cash or FTRs based on AES Indiana’s forecasted peak load for the period. See Note 4, “Fair Value—Fair Value Hierarchy and Valuation Techniques—Financial Assets—FTRs” for additional information.

ARO and Accrued Asset Removal Costs

In accordance with ASC 410 and ASC 980, AES Indiana recognizes the amount collected in customer rates for costs of removal not yet incurred that do not have an associated legal retirement obligation as a deferred regulatory liability. This amount is net of the portion of legal ARO costs that are deferred that is also being recovered in rates.

Deferred Income Taxes Recoverable/Payable Through Rates

A deferred income tax asset or liability is created from a difference in timing of income recognition between tax laws and accounting methods. As a regulated utility, AES Indiana includes in ratemaking the impacts of current income taxes and changes in deferred income tax liabilities or assets.

On December 22, 2017, the U.S. federal government enacted the TCJA, which, among other things, reduced the federal corporate income tax rate from 35% to 21%, beginning January 1, 2018. As required by GAAP, on December 31, 2017, AES Indiana remeasured their deferred income tax assets and liabilities using the new tax rate. The impact of the reduction of the income tax rate on deferred income taxes was utilized in the 2018 Base Rate Order to reduce jurisdictional retail rates. Accordingly, AES Indiana has a net regulatory deferred income tax liability of $74.8 million and $88.7 million as of December 31, 2023 and 2022, respectively.